ANALYSIS OF OPERATING SEGMENTS - Revenue from contracts with customers (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 15,181,019	$ 15,526,204	$ 15,439,320
Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,309,313	751,021	603,383
Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	13,871,706	14,775,183	14,835,937
Operating segments [member] | Banking Services
Disclosure of operating segments [line items]
Revenue from contracts with customers	3,668,983	3,461,063	3,364,452
Operating segments [member] | Banking Services | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	239,936	178,640	152,012
Operating segments [member] | Banking Services | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	3,429,047	3,282,423	3,212,440
Operating segments [member] | Merchant Banking
Disclosure of operating segments [line items]
Revenue from contracts with customers	10,208,702	10,899,961	11,101,466
Operating segments [member] | Merchant Banking | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	992,511	507,425	398,543
Operating segments [member] | Merchant Banking | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	9,216,191	10,392,536	10,702,923
Operating segments [member] | Pension and Severance Fund Management
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,387,898	1,269,914	1,063,588
Operating segments [member] | Pension and Severance Fund Management | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	91,914	84,808	75,527
Operating segments [member] | Pension and Severance Fund Management | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,295,984	1,185,106	988,061
Operating segments [member] | Holding
Disclosure of operating segments [line items]
Revenue from contracts with customers	253,842	284,991	292,641
Operating segments [member] | Holding | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	253,842	284,991	292,641
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	(338,406)	(389,725)	(382,827)
Elimination of intersegment amounts [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	(268,890)	(304,843)	(315,340)
Elimination of intersegment amounts [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ (69,516)	$ (84,882)	$ (67,487)